Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
As of December 31, 2022, 2021 and 2020, the revenues were as follows:
A.    Revenue disaggregation

For the year ended December 31,	Exploration and Production		Industrial Transformation (1)	Logistics	DPRLP (2)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2022
United States	Ps.	370,279,490	—	—	238,940,945	237,373,418	—	1,573,151	848,167,004
Other	137,931,414		—	—	—	6,861,495	—	3,656,343	148,449,252
Europe	72,285,406		—	—	—	4,953,641	—	—	77,239,047
Local	312,637		1,096,148,409	1,582,712	—	87,349,368	867	12,275,057	1,197,669,050
Incentive for automotive fuels (3)	—		111,863,956	—	—	—	—	—	111,863,956
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
United States	Ps.	258,726,545	—	—	—	240,012,752	—	4,619,666	503,358,963
Other	141,904,248		—	—	—	13,141,852	—	1,124,425	156,170,525
Europe	67,589,171		—	—	—	1,422,317	—	—	69,011,488
Local	374,882		705,135,235	2,949,047	—	51,273,979	1,700	7,352,801	767,087,644
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
2020
United States	Ps.	171,640,991	—	—	—	131,653,920	—	1,049,117	304,344,028
Other	85,271,096		—	—	—	8,259,494	—	2,124,601	95,655,191
Europe	44,287,027		—	—	—	966,982	—	—	45,254,009
Local	327,652		479,436,635	4,099,000	—	19,135,480	2,582	5,407,267	508,408,616
Total	Ps.	301,526,766	479,436,635	4,099,000	—	160,015,876	2,582	8,580,985	953,661,844
Major products and services
2022
Crude oil	Ps.	580,496,310	—	—	—	3,244,632	—	—	583,740,942
Gas	226,289		122,981,393	—	12,419,661	104,994,293	—	—	240,621,636
Refined petroleum products	—		959,816,508	—	210,402,816	225,508,913	—	—	1,395,728,237
Incentive for automotive fuels (3)	—		111,863,956	—	—	—	—	—	111,863,956
Other	—		12,254,413	—	15,687,956	617,009	—	17,488,810	46,048,188
Services	86,348		1,096,095	1,582,712	430,512	2,173,075	867	15,741	5,385,350
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
Crude oil	Ps.	468,219,964	—	—	—	—	—	—	468,219,964
Gas	197,275		112,906,272	—	—	76,144,006	—	—	189,247,553
Refined petroleum products	—		572,490,831	—	—	221,990,729	—	—	794,481,560
Other	—		19,227,133	—	—	6,401,982	—	13,077,187	38,706,302
Services	177,607		510,999	2,949,047	—	1,314,183	1,700	19,705	4,973,241
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
2020
Crude oil	Ps.	301,199,114	—	—	—	—	—	—	301,199,114
Gas	194,337		60,076,159	—	—	51,098,675	—	—	111,369,171
Refined petroleum products	—		409,240,569	—	—	107,391,773	—	—	516,632,342
Other	—		9,928,240	—	—	1,296,288	—	8,521,205	19,745,733
Services	133,315		191,667	4,099,000	—	229,140	2,582	59,780	4,715,484
Total	Ps.	301,526,766	479,436,635	4,099,000	—	160,015,876	2,582	8,580,985	953,661,844
Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	580,722,599	1,150,738,488	1,582,712	238,510,433	334,364,846	—	17,488,810	2,323,407,888
Products and services transferred over the time	86,348		57,273,877	—	430,512	2,173,076	867	15,741	59,980,421
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
Products transferred at a point in time	Ps.	468,417,239	651,854,339	2,949,047	—	304,536,717	—	13,077,187	1,440,834,529
Products and services transferred over the time	177,607		53,280,896	—	—	1,314,183	1,700	19,705	54,794,091
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
2020
Products transferred at a point in time	Ps.	301,526,766	479,244,968	4,099,000	—	159,786,736	—	8,521,205	953,178,675
Products and services transferred over the time	—		191,667	—	—	229,140	2,582	59,780	483,169
Total	Ps.	301,526,766	479,436,635	4,099,000	—	160,015,876	2,582	8,580,985	953,661,844
(1)On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.
(2)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(3)For more information on the incentive for automotive fuels, see Note 3-S and Note 7-E below.